Financial instruments - additional disclosures (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (6,390)	$ (4,852)
Potential inflows in various currencies - from financial derivative assets	6,385	4,895
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(814)	(1,305)
Potential inflows in various currencies - from financial derivative assets	807	1,328
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(4,624)	(2,949)
Potential inflows in various currencies - from financial derivative assets	4,656	2,974
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(952)	(598)
Potential inflows in various currencies - from financial derivative assets	$ 922	$ 593